Goodwill - Summary of Allocated goodwill (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of reconciliation of changes in goodwill [Line Items]
Goodwill	$ 1,037	$ 951	$ 892
Richards Bay Minerals [member]
Disclosure of reconciliation of changes in goodwill [Line Items]
Goodwill	552	502
Pilbara [member]
Disclosure of reconciliation of changes in goodwill [Line Items]
Goodwill	389	360
Dampier Salt [member]
Disclosure of reconciliation of changes in goodwill [Line Items]
Goodwill	$ 96	$ 89